                                                              2001 ANNUAL REPORT

                                                              December 31,2001

[MORGAN STANLEY LOGO]

MORGAN STANLEY GLOBAL
OPPORTUNITY BOND FUND, INC.

MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

DIRECTORS AND OFFICERS                 William G. Morton, Jr.
Barton M. Biggs                        DIRECTOR
CHAIRMAN OF THE
BOARD OF DIRECTORS                     Michael Nugent
                                       DIRECTOR
Ronald E. Robison
PRESIDENT AND DIRECTOR                 Fergus Reid
                                       DIRECTOR
John D. Barrett II
DIRECTOR                               Stefanie V. Chang
                                       VICE PRESIDENT
Thomas P. Gerrity
DIRECTOR                               Lorraine Truten
                                       VICE PRESIDENT
Gerard E. Jones
DIRECTOR                               James A. Gallo
                                       TREASURER
Joseph J. Kearns
DIRECTOR                               Mary E. Mullin
                                       SECRETARY
Vincent R. McLean
DIRECTOR                               Belinda A. Brady
                                       ASSISTANT TREASURER
C. Oscar Morong, Jr.
DIRECTOR

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase Metrotech Center
Brooklyn, New York 11245

SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.Morganstanley.com/im.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               OVERVIEW

LETTER TO SHAREHOLDERS

For the year ended December 31, 2001, the Morgan Stanley Global Opportunity Bond Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -7.82% compared to 3.69% for the Emerging Markets Bond/U.S. High Yield Blended Composite (the "Index"). The Index is comprised of 50% of the J.P. Morgan Emerging Markets Bond Global Index and 50% of the C.S. First Boston High Yield Index. At December 31, 2001, the Fund's investments in debt instruments were comprised of 52% emerging markets debt securities and 48% U.S. high yield securities. However, the Fund's weightings in these asset classes are not restricted and will, under normal circumstances, fluctuate depending on market conditions. On December 31, 2001, the closing price of the Fund's shares on the New York Stock Exchange was $7.06, representing a 3.4% discount to the Fund's net asset value per share.

MARKET OVERVIEW

The U.S. high yield market experienced a volatile year in 2001 led by a slowing global economy, declining equity market, higher default rates, and troubles in the telecom sector triggered by lower revenues and cash flow problems. Emerging markets debt had a poor overall year largely caused by the problems in Argentina. This country defaulted in the fourth quarter and had to restructure their debt burden. Outside of Argentina, emerging markets debt performed surprisingly well despite global economic problems.

The Fund performed very well in the fourth quarter, but still lagged for the twelve months ending December 31, 2001. The strong performance in the fourth quarter of 2001 was largely due to the significant underweight we had in Argentina. In addition, our allocations to Russia and Ecuador also helped returns in the fourth quarter. Our poor performance for the year was mostly due to higher allocations in U.S. high yield to Fixed-line telecom, cable, and wireless communications. Fixed-line telecom was down over 40% this year and was the worst performing sector in the high yield market.

At year-end, we believe high yield has very good value. Our main sector overweights within high yield include cable, fixed-line telecom, and housing while our main underweights include utilities and many of the more economically sensitive industries. We also are maintaining our higher credit quality within the high yield portion of the fund. In emerging markets debt since the Argentina restructuring, we have become much more positive on this sector and our main overweights include Russia, Brazil, Mexico, and Ecuador, with underweights in Venezuela, Argentina, and the Asian countries.

MARKET OUTLOOK

The high yield market is trading at historically wide levels at year-end. We feel that the high degree of monetary and fiscal policy moves that have already been implemented will work and bring the economy back to more normal growth levels. This should assist in lowering the default rate later in 2002 and should help lead the high yield market back on the path of strong returns. A better global economy and higher future commodity prices should help emerging markets debt to a good year with Argentina's problems partly behind them. We feel the portfolio is well positioned in the current environment.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President and Director
                                                                    January 2002

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               December 31, 2001

INVESTMENT SUMMARY

Historical Information (Unaudited)

                                                         TOTAL RETURN (%)
                          -----------------------------------------------------------------------------
                                MARKET VALUE(1)         NET ASSET VALUE(2)           INDEX(3)
                          -----------------------------------------------------------------------------
                                           AVERAGE                 AVERAGE                      AVERAGE
                             CUMULATIVE     ANNUAL   CUMULATIVE     ANNUAL   CUMULATIVE          ANNUAL
-------------------------------------------------------------------------------------------------------
One Year                           3.51%      3.51%       -7.82%     -7.82%        3.69%           3.69%

Five Year                         -0.94      -0.19         0.95       0.19        31.42            5.62

Since Inception*                  44.35       4.95        49.61       5.44        96.60            9.31

Past performance is not predictive of future performance.

[CHART]

Returns and Per Share Information

                                                                   YEAR ENDED DECEMBER 31,
                                       ----------------------------------------------------------------------------------
                                        1994       1995       1996       1997       1998      1999       2000        2001
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share             $12.25     $12.99     $14.86     $13.74     $ 9.64    $10.56      $9.01       $7.31
-------------------------------------------------------------------------------------------------------------------------
Market Value Per Share                $12.50     $12.50     $14.63     $13.13     $ 8.31    $ 8.38      $7.75       $7.06
-------------------------------------------------------------------------------------------------------------------------
Premium/(Discount)                       2.0%      -3.8%      -1.5%      -4.4%     -13.8%    -20.6%     -14.0%       -3.4%
-------------------------------------------------------------------------------------------------------------------------
Income Dividends                      $ 0.91     $ 1.59     $ 1.49     $ 1.30     $ 1.18    $ 1.05      $1.13       $0.98
-------------------------------------------------------------------------------------------------------------------------
Capital Gains Distributions           $   --        --      $ 0.50     $ 2.30     $ 0.06        --         --          --
-------------------------------------------------------------------------------------------------------------------------
Fund Total Return(2)                   -6.42%     20.34%     31.45%     17.38%    -21.57%    22.73%     -3.14%      -7.82%
-------------------------------------------------------------------------------------------------------------------------
Index Total Return(3)                  -0.85%     22.16%     23.50%     12.52%     -4.74%    13.44%      4.24%       3.69%
-------------------------------------------------------------------------------------------------------------------------

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Fund uses as its benchmark, for purpose of comparing its performance, a composite comprised of 50% of the J.P. Morgan Emerging Markets Bond Global Index and 50% of the C.S. First Boston High Yield Index. However, the Fund's weighting in these asset classes is not restricted and will, under normal circumstances, fluctuate depending on market conditions. As of December 31, 2001, the Fund's investment in debt instruments was comprised of 52% emerging markets debt securities and 48% U.S. high yield securities.
  * The Fund commenced operations on May 27, 1994.

    FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

    HIGH YIELD FIXED INCOME SECURITIES, ALSO KNOWN AS "JUNK BONDS" ARE CONSIDERED SPECULATIVE, INVOLVE GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN INVESTMENT GRADE FIXED INCOME SECURITIES.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               December 31, 2001

PORTFOLIO SUMMARY

[CHART OF ALLOCATION OF TOTAL INVESTMENTS *]

Debt Securities                  94.0%
Equity Securities                 4.0
Short-Term Investments            2.0

[CHART OF COUNTRY WEIGHTINGS *]

United States                    46.3%
Mexico                            8.9
Brazil                            8.8
Russia                            7.0
United Kingdom                    3.0
Canada                            2.8
Ecuador                           1.7
South Korea                       1.5
Argentina                         1.4
Phillippines                      1.3
Other                            17.3

Ten Largest Holdings**

                                                     PERCENT OF
                                                          TOTAL
                                                    INVESTMENTS
---------------------------------------------------------------
1.  Nextel Communications, Inc.
      0.00%, 9/15/07 (United States)                        2.7%

2.  United Mexican States Global Bond
      11.375%, 9/15/16 (Mexico)                             2.2

3.  Russian Federation
      12.75%, 6/24/28 (Russia)                              2.0

4.  Federative Republic of Brazil Debt Conversion Bond 'L'
      3.25%, 4/15/12 (Brazil)                               1.9

5.  Federative Republic of Brazil Bond PIK 'C'
      8.00%, 4/15/14 (Brazil)                               1.9

6.  United Mexican States Discount Bond 'A'
      9.875%, 2/1/10 (Mexico)                               1.7%

7.  Owens-Illinois, Inc.
      7.50%, 5/15/10 (United States)                        1.6

8.  British Sky Broadcasting Group plc
      8.20%, 7/15/09 (United Kingdom)                       1.5

9.  Petroleos Mexicanos
      9.375%, 12/02/08 (Mexico)                             1.5

10. Russian Federation
      5.00%, 3/31/30 (Russia)                               1.3
                                                           ----
                                                           18.3%
                                                           ====

*  Percent of Total Investments
** Excludes short-term investments

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               FINANCIAL STATEMENTS
                               December 31, 2001

STATEMENT OF NET ASSETS
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                                FACE
                                                              AMOUNT        VALUE
                                                               (000)        (000)
---------------------------------------------------------------------------------
DEBT INSTRUMENTS (94.0%)
=================================================================================
ALGERIA (0.5%)

SOVEREIGN (0.5%)

  Algerian Loan Agreement Tranche 1
    7.188%, 3/31/10                                         $    230      $   210
==================================================================================
ARGENTINA (1.4%)

CORPORATE (0.1%)
  CTI Holdings SA
   0.00%,  4/15/08                                               295 (a)       30
----------------------------------------------------------------------------------
SOVEREIGN (1.3%)

  Republic of Argentina
    11.375%, 3/15/10                                             700 (c)      177
    11.75%, 4/7/09                                               310 (c)       80
    11.75%, 6/15/15                                              180 (c)       48

  Republic of Argentina Par Bond, 'L-GP'
    6.00%, 3/31/23                                               470 (c)      202
----------------------------------------------------------------------------------
                                                                              507
----------------------------------------------------------------------------------
                                                                              537
==================================================================================
AUSTRALIA (0.7%)

CORPORATE (0.7%)

  Murrin Murrin Holdings Property Ltd.
    9.375%,  8/31/07                                             400 (e)      292
==================================================================================
BERMUDA (0.1%)

CORPORATE (0.1%)

  RSL Communications, Ltd.
    9.125%,  3/1/08                                              550 (c)       22
    0 12.25%,  11/15/06                                           50 (c)        2
    10.00%,  3/15/08                                             256 (c)        5
----------------------------------------------------------------------------------
                                                                               29
=================================================================================
BRAZIL (8.8%)

SOVEREIGN (8.8%)

  Federated Republic of Brazil Bond
    8.875%, 4/15/24                                              560          372
    11.00%, 8/17/40                                              640          493
    12.25%, 3/6/30                                               210          181

  Federative Republic of Brazil Bond 'C-L'
    8.00%, 4/15/14                                               246          190

  Federative Republic of Brazil Bond 'L'
    3.25%, 4/15/09                                               265 (b)      211

  Federative Republic of Brazil Bond 'Z-L'
    3.188%, 4/15/24                                              400 (b,e)    290

  Federative Republic of Brazil Bond PIK 'C'
    8.00%, 4/15/14                                               964 (e)      742

  Federative Republic of Brazil Debt Conversion Bond 'L'
    3.25%, 4/15/12                                             1,100 (b,e)    776

  Federative Republic of Brazil Global Bond
    9.625%, 7/15/05                                              300          283
----------------------------------------------------------------------------------
                                                                            3,538
=================================================================================

BULGARIA (0.9%)

SOVEREIGN (0.9%)

  Republic of Bulgaria Front
    Loaded Interest Reduction Bond
    4.562%,  7/28/24                                        $    240 (b)  $   213
    4.562%,  7/28/12                                             150 (b)      135
---------------------------------------------------------------------------------
                                                                              348
=================================================================================
CANADA (2.8%)

CORPORATE (2.8%)

  Acetex Corp.
    10.875%, 8/1/09                                               45 (d)       45

  Air Canada
    10.25%, 3/15/11                                              250 (e)      160

  GT Group Telecom, Inc.
    0.00%, 2/1/10                                                625 (a)       81

  Husky Oil Ltd.
    8.90%, 8/15/28                                               450 (a)      470

  Norske Skog Canada
    8.625%, 6/15/11                                              110 (d)      114

  Quebecor Media, Inc.
    0.00%, 7/15/11                                                35 (a)       21
    11.125%, 7/15/11                                             210 (e)      224
---------------------------------------------------------------------------------
                                                                            1,115
=================================================================================
CHINA/HONG KONG (0.4%)

CORPORATE (0.4%)

  PCCW-HKTC Capital Ltd.
    7.75%, 11/15/11                                              150 (d)      148
=================================================================================
COLOMBIA (0.9%)

SOVEREIGN (0.9%)

  Republic of Colombia Notes
    10.00%, 1/23/12                                              360          355
=================================================================================
CROATIA (0.3%)

SOVEREIGN (0.3%)

  Croatia Government International Bond
    4.562%, 7/31/10                                              123 (b)      121
=================================================================================
DENMARK (0.5%)

CORPORATE (0.5%)

  Callahan Nordrhein-Westfalen
    14.00%, 7/15/10                                              325 (e)      215
=================================================================================
DOMINICAN REPUBLIC (0.4%)

SOVEREIGN (0.4%)

  Dominican Republic Bond
    9.50%, 9/27/06                                               155 (d)      158
=================================================================================

    The accompanying notes are an integral part of the financial statements.

                                                                               5

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               FINANCIAL STATEMENTS
                               December 31, 2001

STATEMENT OF NET ASSETS (CONT'D)

                                                                FACE
                                                              AMOUNT        VALUE
                                                               (000)        (000)
---------------------------------------------------------------------------------
ECUADOR (1.7%)

SOVEREIGN (1.7%)

  Republic of Ecuador
    5.00%, 8/15/30                                          $    920 (a)  $   440
    12.00%, 11/15/12                                             350          259
---------------------------------------------------------------------------------
                                                                              699
=================================================================================
EGYPT (0.9%)

SOVEREIGN (0.9%)

  Arab Republic of Egypt
    8.75%, 7/11/11                                               360 (d)      351
=================================================================================
GERMANY (0.4%)

CORPORATE (0.4%)

  Messer Griesheim Holding AG
    10.375%,  6/1/11                                        EUR 150 (d)       141
=================================================================================
INDONESIA (0.3%)

CORPORATE (0.3%)

  Pindo Deli Finance (Mauritius)
    10.75%, 10/1/07                                         $    400(c)        60

  Tjiwi Kimia Finance  Mauritius Ltd.
    10.00%, 8/1/04                                               110           16

  Tjiwi Kimia International Global Bond
    13.25%                                                       390(c)        64
---------------------------------------------------------------------------------
                                                                              140
=================================================================================
IVORY COAST (0.3%)

SOVEREIGN (0.3%)

  Republic of Ivory Coast Bond
    2.00%, 3/29/18                                               285 (a,c)     43

  Republic of Ivory Coast Front
    Loaded Interest Reduction Bond
    2.00%, 3/29/18                                               400 (a,c)     58
---------------------------------------------------------------------------------
                                                                              101
=================================================================================
MALAYSIA (0.8%)

SOVEREIGN (0.8%)

  Government of Malaysia
     7.50%, 7/15/11                                              290          303
=================================================================================
MEXICO (8.9%)

CORPORATE (2.3%)

  Grupo Iusacell SA de CV
    14.25%, 12/1/06                                               50           54

  Maxcom Telecomunicaciones SA de CV, 'B'
    13.75%, 4/1/07                                               150           30

  Petroleos Mexicanos
    9.375%, 12/2/08                                              540          584
    9.50%, 9/15/27                                               250          264
---------------------------------------------------------------------------------
                                                                              932
=================================================================================

SOVEREIGN (6.6%)

  United Mexican States
    0.75%, 3/12/08                                          $    400      $   436
    8.30%, 8/15/31                                               350          343
    11.50%, 5/15/26                                              240          306

  United Mexican States Discount Bond 'A'
    9.875%, 2/1/10                                               600          670

  United Mexican States Global Bond
    11.375%, 9/15/16                                             720          888
---------------------------------------------------------------------------------
                                                                            2,643
---------------------------------------------------------------------------------
                                                                            3,575
=================================================================================
MOROCCO (1.1%)

SOVEREIGN (1.1%)

  Morocco R&C,  'A'
    2.76%,  1/5/09                                               474 (b)      421
=================================================================================
NETHERLANDS (0.7%)

CORPORATE (0.7%)

  Hermes Europe Railtel BV
    11.50%,  8/15/07                                             190 (c)       17

  Song Networks Holding AB
    12.375%, 2/1/08                                         EUR  145           45
    13.00%, 5/15/09                                         $    525          179

  United Pan-Europe Communications NV
    10.875%,  8/1/09                                             425 (e)       56
---------------------------------------------------------------------------------
                                                                              297
=================================================================================
NIGERIA (0.6%)

SOVEREIGN (0.6%)

  Central Bank of Nigeria Par Bond
    6.25%, 11/15/20                                              250 (a)      169

  Nigeria Promissory Notes, 'RC'
    5.092%, 1/5/10                                               190           70
---------------------------------------------------------------------------------
                                                                              239
=================================================================================
PANAMA (0.7%)

SOVEREIGN (0.7%)

  Republic of Panama Global Bond
    9.375%,  4/1/29                                              100          105
    9.625%,  2/8/11                                              180          183
---------------------------------------------------------------------------------
                                                                              288
=================================================================================
PERU (1.2%)

SOVEREIGN (1.2%)

  Republic of Peru Front
    Loaded Interest Reduction Bond
    4.00%, 3/7/17                                                260 (a)      182

  Republic of Peru, Past Due Interest Bond
    4.50%, 3/7/17                                                390 (a)      299
----------------------------------------------------------------------------------
                                                                               481
==================================================================================

    The accompanying notes are an integral part of the financial statements.

6

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               FINANCIAL STATEMENTS
                               December 31, 2001

STATEMENT OF NET ASSETS (CONT'D)

                                                                FACE
                                                              AMOUNT        VALUE
                                                               (000)        (000)
---------------------------------------------------------------------------------
PHILIPPINES (1.3%)

CORPORATE (0.3%)

  Bayan Telecommunications, Inc.
    13.50%,  7/15/06                                        $    700 (c,d)    123
---------------------------------------------------------------------------------
SOVEREIGN (1.0%)

  Republic of Philippines
     9.875%,  3/16/10                                            210          217
     9.875%,  1/15/19                                            210          200
---------------------------------------------------------------------------------
                                                                              417
---------------------------------------------------------------------------------
                                                                              540
=================================================================================
POLAND (1.3%)

CORPORATE (1.3%)

  Netia Holdings II BV, 'B'
    10.25%, 11/1/07                                         $    250 (c)       40
    13.125%, 6/15/09                                             100 (c)       16
    13.50%, 6/15/09                                         EUR  130 (c)       20

  PTC International Finance II SA
    0.00%, 7/1/07                                           $    200 (a)      179
    11.25%, 12/1/09                                         EUR  185          168
    11.25%, 12/1/09                                         $    100          100
---------------------------------------------------------------------------------
                                                                              523
=================================================================================
QATAR (0.4%)

SOVEREIGN (0.4%)

  State of Qatar
    9.75%,  6/15/30                                              130          149
=================================================================================
RUSSIA (7.0%)

SOVEREIGN (7.0%)

  Russian Federation
    0.00%, 12/31/01                                              703 (c)      467
    0.00%, 3/4/03                                                183          112
    5.00%, 3/31/30                                               875 (a)      507
    5.00%, 3/31/30                                               791 (a,d)    459
    8.25%, 3/31/10                                               100           87
    8.25%, 3/31/10                                               424 (d)      369
    12.75%, 6/24/28                                              750          816
---------------------------------------------------------------------------------
                                                                            2,817
=================================================================================
SOUTH KOREA (1.5%)

CORPORATE (1.1%)

  Korea Electric Power Corp.
    6.375%,  12/1/03                                             280          290
    7.75%,  4/1/13                                               150          158
---------------------------------------------------------------------------------
                                                                              448
=================================================================================
SOVEREIGN(0.4%)

  Republic of South Korea
    8.875%,  4/15/08                                            150           173
---------------------------------------------------------------------------------
                                                                              621
=================================================================================

TUNISIA (0.5%)

SOVEREIGN (0.5%)

  Central Bank of Tunisia
    8.25%,  9/19/27                                         $    200      $   186
=================================================================================
UKRAINE (0.4%)

SOVEREIGN (0.4%)

  Ukraine Government
    11.00%,  3/15/07                                             173          165
=================================================================================
UNITED KINGDOM (3.0%)

CORPORATE (3.0%)

 British Sky Broadcasting Group plc
    8.20%, 7/15/09                                               575 (e)      592

  Colt Telecommunications Group plc
    7.625%, 7/31/08                                         EUR  400          132

  Dolphin Telecommunications plc
    0.00%, 6/1/08                                           $   1 90 (a)      --@
    0.00%, 5/15/09                                               275 (a,c)    --@

  Espirit Telecommunications Group plc
    11.00%, 6/15/08                                         EUR  233 (c)        2

  HMV Media Group plc
    10.875%, 5/15/08                                        GBP  125          168

  Telewest Communications
    0.00%, 4/15/09                                               475 (a)      297
---------------------------------------------------------------------------------
                                                                            1,191
=================================================================================
UNITED STATES (42.4%)

ASSET BACKED SECURITIES(1.2%)

  CA FM Lease Trust
    8.50%,  7/15/17                                         $    210 (d)      213

  D.R. Horton, Inc.
    8.00%, 2/1/09                                                130 (e)      129

  DR Securitized Lease Trust
    6.66%, 8/15/10                                                67           45

  Jet Equipment Trust, 'A3'
    11.79%, 6/15/13                                              175 (d)      114
---------------------------------------------------------------------------------
                                                                              501
=================================================================================
CORPORATE (41.2%)

 Adelphia Communications Corp., 'B'
    8.375%, 2/1/08                                               160 (e)      148
    7.75%, 1/15/09                                               270 (e)      246
    9.875%, 3/1/07                                               300 (e)      297

  Allied Waste North America
    8.875%, 4/1/08                                               215 (e)      221

  AMSC Acquisition, Inc., 'B'
    12.25%, 4/1/08                                               260 (c)       81

  American Cellular Corp.
    9.50%,  10/15/09                                              65           63

  Amerisourcebergen Corp.
    8.125%,  9/1/08                                               40           41

  Anthem Insurance Co., Inc.
    9.125%,  4/1/10                                              240 (d)      258
=================================================================================

    The accompanying notes are an integral part of the financial statements.

                                                                               7

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               FINANCIAL STATEMENTS
                               December 31, 2001

STATEMENT OF NET ASSETS (CONT'D)

                                                                FACE
                                                              AMOUNT        VALUE
                                                               (000)        (000)
---------------------------------------------------------------------------------
UNITED STATES (CONTINUED)

CORPORATE (CONTINUED)

  Autonation, Inc.
    9.00%,  8/1/08                                          $    100 (d)  $   102

  Beazer Homes U.S.A.
    8.625%,  5/15/11                                             195 (e)      201

  Belo Corp.
    8.00%,  11/1/08                                               60           61

  C.B. Richard Ellis Services, Inc.
    11.25%,  6/15/11                                             150          128

  Calpine Corp.
    8.50%,  2/15/11                                              195 (e)      177

  Case Corp.
    6.25%,  12/1/03                                               65 (e)       61

  Case Credit Corp.
    6.125%, 2/15/03                                               60           57

  Centennial Cellular
    10.75%, 12/15/08                                             250 (e)      210

  Centex Corp.
    7.875%, 2/1/11                                               280          285

  Charter Communications
    10.25%, 1/15/10                                              420 (e)      431

  Chesapeake Energy Corp.
    8.125%,  4/1/11                                              325 (d,e)    315

  CMS Energy Corp.
    7.50%, 1/15/09                                                20           20

  Collins & Aikman Products
    11.50%, 4/15/06                                               35           34

  Collins & Aikman Products Notes
    10.75%, 12/31/11                                              95 (d)       95

  Corning, Inc.
    0.00%,  11/8/15                                               70           36

  Dana Corp.
    9.00%, 8/15/11                                                65 (d)       53
    9.00%, 8/15/11                                               135 (d,e)    126

  Echostar DBS Corp.
    9.125%, 1/15/09                                              100 (d)      100
    9.375%, 2/1/09                                                95           98

  Encompass Services Corp.
    10.50%, 5/1/09                                               145 (d)       94

  Equistar Chemical
    10.125%, 9/1/08                                               80 (d)       80

  Exodus Communications, Inc.
    11.625%, 7/15/10                                             550 (c,e)     99

  Focal Communications Corp., 'B'
    0.00%, 2/15/08                                               331 (a,e)     93
    11.875%, 1/15/10                                             279 (e)      114

  Ford Motor Co.
    7.45%, 7/16/31                                               125 (e)      115

  Ford Motor Credit Co.
    7.25%,  10/25/11                                              45           44

CORPORATE (CONTINUED)

  Fresenius Medical Capital Trust I
    9.00%,  12/1/06                                         $    415      $   427

  Fresenius Medical Capital Trust II
    7.875%,  2/1/08                                              125          125

  General Motors Acceptance Corp.
    8.00%,  11/1/31                                              115 (e)      117

  Global Crossing Holding Ltd.
    8.70%, 8/1/07                                                500 (e)       45
    9.625%, 5/15/08                                              500 (e)       58

  Globalstar LP
    11.375%, 2/15/04                                             150 (c)       11
    11.50%, 6/1/05                                                30 (c)        2

  Globix Corp.
    12.50%, 2/1/10                                               365           73

  Hanover Equipment Trust
    8.50%, 9/1/08                                                 40 (d)       42
    8.75%, 9/1/11                                                 35 (d)       36

  Hayes Lemmerz International, Inc.
    8.25%, 12/15/08                                              655 (e)       29
    9.125%, 7/15/07                                              175 (e)        8

  HCA - The Healthcare Co.
    6.91%, 6/15/05                                               410 (e)      422
    7.58%, 9/15/25                                               130 (e)      123
    7.69%, 6/15/25                                               170 (e)      166

  Health Net, Inc.
    8.375%, 4/15/11                                              240          247

  Hilton Hotels
    7.95%, 4/15/07                                               115          114

  HMH Properties 'A'
    7.875%, 8/1/05                                               165 (e)      157

  HMH Properties 'B'
    7.875%, 8/1/08                                                35           32

  Hollinger Participation Notes
    12.125%, 11/15/10                                            125 (d)      104

  Horseshoe Gaming Holding
    8.625%, 5/15/09                                              285 (e)      294

  Huntsman ICI Chemicals
    10.125%, 7/1/09                                         EUR  225          179
    10.125%, 7/1/09                                         $    225 (e)      216

  Intermedia  Communications, Inc., 'B'
    0.00%, 7/15/07                                               135 (a,e)    137
    8.60%, 6/1/08                                                180 (e)      186

  International Game Technology
    8.375%, 5/15/09                                              225 (e)      237

  ISP Holdings, Inc.
    10.625%,  12/15/09                                           195 (d,e)    195

  Istar Financial Inc.
    8.75%,  8/15/08                                              115          115

  Louisiana Pacific Corp.
    8.875%,  8/15/10                                              50           48
    10.875%,  11/15/08                                           155 (e)      149

    The accompanying notes are an integral part of the financial statements.

8

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               FINANCIAL STATEMENTS
                               December 31, 2001

STATEMENT OF NET ASSETS (CONT'D)

                                                               FACE
                                                              AMOUNT       VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
UNITED STATES (CONTINUED)

CORPORATE (CONTINUED)

  Lyondell Chemical Co.
    9.625%,  5/1/07                                           $ 170 (e)    $ 172

  MCLEOD USA, Inc.
    11.375%, 1/1/09                                             420 (e)       95

  Metromedia Fiber Network
    10.00%, 12/15/09                                            355          103

  Michael Foods, Inc.
    11.75%, 4/1/11                                              145 (e)      157

  Mirant Americas
    8.30%, 5/1/11                                               100           92

  Muzak LLC/Muzak Finance
    9.875%, 3/15/09                                              80           70

  National Steel Corp., 'D'
    9.875%, 3/1/09                                              490 (e)      172

  Nextel Communications, Inc.
    0.00%, 9/15/07                                            1,415 (a,e)  1,082
    9.375%, 11/15/09                                            170 (e)      134

  Nextlink Communications, Inc.
    0.00%, 4/15/08                                              545 (a,e)     57
    10.75%, 11/15/08                                            325 (e)       39
    10.75%, 6/1/09                                               75            9

  Nextmedia Operating, Inc.
    10.75%,  7/1/11                                             135 (d)      139

  NTL Communications Corp.
    9.875%, 11/15/09                                            125           33

  NTL Inc., 'B'
    0.00%, 4/1/08                                           GBP 675 (a)      246

  OM Group, Inc.
    9.25%, 12/15/11                                           $  55 (d)       56

  Omnicare, Inc., 'B'
    8.125%, 3/15/11                                             130 (e)      135

  Ono Finance plc
    0.00%, 2/15/11                                                1 (d)        1
    14.00%, 2/15/11                                             175          138

  Owens-Illinois, Inc.
    7.50%, 5/15/10                                              695 (e)      622
    7.80%, 5/15/18                                               45           39

  Park Place Entertainment
    7.875%, 12/15/05                                            145 (e)      144

  Pegasus Communications
    9.625%, 10/15/05                                             30           27
    12.50%, 8/1/07                                               15           15

  PG&E National Energy Group
    10.375%, 5/16/11                                            110          116

  Phelps Dodge Corp.
    8.75%,  6/1/11                                              140 (e)      137

  Primedia, Inc.
    8.875%,  5/15/11                                            370          333

  Primus Telecommunications Group, Inc.
    11.25%, 1/15/09                                           $ 195         $ 33
    12.75%, 10/15/09                                            140           24

  PSINet, Inc.
    11.00%, 8/1/09                                              265 (c)       20

  PSINet, Inc., 'B'
    10.00%, 2/15/05                                             960 (c)       72

  Radio One, Inc.
    8.875%, 7/1/11                                               90           93

  RCN Corp., 'B'
    0.00%, 10/15/07                                             915 (a,e)    270
    0.00%, 2/15/08                                              225 (a)       61

  Rhythms NetConnections, Inc., 'B'
    0.00%, 5/15/08                                              635 (a)       76
    14.00%, 2/15/10                                             195 (c)       16

  Riverwood International
    10.875%, 4/1/08                                              65 (e)       66

  Salem Communications Holdings
    9.00%, 7/1/11                                               175 (d)      181

  Schuler Homes
    9.375%, 7/15/09                                             180 (d)      186

  Smithfield Foods, Inc.
    7.625%,  2/15/08                                            290          284

  Station Casinos, Inc.
    8.875%, 12/1/08                                             300 (e)      294
    9.875%, 7/1/10                                              150 (e)      152

  Stone Energy Corp.
    8.25%, 12/15/11                                              80 (d)       81

  The Manitowoc Co., Inc.
    10.375%,  5/15/11                                       EUR 110           99

  Toll Brothers, Inc.
    8.25%,  2/1/11                                            $ 345 (e)      342

  TRW, Inc.
    7.625%,  3/15/06                                             60           62

  Viatel, Inc.
    0.00%,  4/15/08                                             630 (a,c)      1

  Vintage Petroleum, Inc.
    8.625%, 2/1/09                                               50 (e)       51
    9.75%, 6/30/09                                              275          290

  Waste Management, Inc.
    6.875%,  5/15/09                                            185 (e)      186
    7.125%,  10/1/07                                            215          220
    7.125%,  12/15/17                                            40           38
    7.65%,  3/15/11                                              50           51

  Winstar Communications
    0.00%, 4/15/10                                            3,765 (a,c,e)    5

  XM Satellite Radio, Inc.
    14.00%,  3/15/10                                             75           59

    The accompanying notes are an integral part of the financial statements.

                                                                               9

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               FINANCIAL STATEMENTS
                               December 31, 2001
STATEMENT OF NET ASSETS (CONT'D)

                                                               FACE
                                                             AMOUNT        VALUE
                                                              (000)        (000)
--------------------------------------------------------------------------------
UNITED STATES (CONTINUED)

CORPORATE (CONTINUED)

  Young Broadcasting, Inc.
    10.00%, 3/1/11                                            $ 150 (e)   $  140
--------------------------------------------------------------------------------
                                                                          16,494
--------------------------------------------------------------------------------
                                                                          16,995
================================================================================
 VENEZUELA(0.9%)

 SOVEREIGN(0.9%)

  Republic of Venezuela Debt
    Conversion Bond 'DL'
    0.00%,  12/18/07                                            286 (b)      207

  Republic of Venezuela Oil-Linked
    Payment Obligation
    0.00%, 4/15/20                                                1           --@

  Republic of Venezuela Par Bond
    6.75%, 3/31/20                                              190          139
--------------------------------------------------------------------------------
                                                                             346
================================================================================
TOTAL DEBT INSTRUMENTS
  (Cost $50,299)                                                          37,635
================================================================================
                                                             SHARES
================================================================================
COMMON STOCK(0.2%)
================================================================================
SWEDEN (0.0%)

  Song Networks Holding AB ADR                                3,288            3
================================================================================
UNITED STATES (0.2%)

  Focal Communications Corp.                                130,465           79
================================================================================
TOTAL COMMON STOCK
  (Cost $233)                                                                 82
================================================================================

                                                                         VALUE
                                                            SHARES       (000)
PREFERRED STOCKS(3.7%)
================================================================================
UNITED STATES (3.7%)

  Broadwing Communications Corp., 'B'                           574        $ 364

  Dobson Communications Corp., PIK
    13.00%                                                      418 (f)      408

  Intermedia Communications, Inc., 'B'                          114          121

  Nextel Communications,  Inc.
    'D',  PIK 13.00%,
    Exchangeable                                                209 (f)      118

  Paxson Communications Corp.,
    PIK 13.25%                                                   22 (f)      187

  Primedia Inc., 10.00%, Exchangeable                           260           13

  Primedia Inc., 9.20%                                          370           18

  TNP Enterprises, Inc., 'D'                                    248 (f)      272

  XO Communications, Inc.,
    14.00%                                                    2,764 (f)       --@

  XO Communications, Inc.,
    13.50%                                                      294 (f)       --@
================================================================================
TOTAL PREFERRED STOCKS
  (Cost $1,821)                                                            1,501
================================================================================

                                                             NO. OF
                                                             RIGHTS
--------------------------------------------------------------------------------
RIGHTS (0.0%)
================================================================================
MEXICO (0.0%)

  United Mexican States Value
    Recovery Rights, 0.00%,
    expiring 6/30/03
  (Cost $--@)                                                 4,056            4
================================================================================

                                                             NO. OF
                                                             WARRANTS
--------------------------------------------------------------------------------
WARRANTS (0.1%)
================================================================================
CANADA (0.0%)

  GT Group Telecom, Inc., expiring
    2/1/10                                                    6,250 (d,f)      3
================================================================================
COLOMBIA (0.1%)

  Occidente y Caribe,
    expiring 3/15/04                                         25,790 (d,f)     26
================================================================================
MEXICO (0.0%)

  Maxcom Telecomunicaciones
    SA de CV,
    expiring 4/01/07                                            150 (f)       --@
================================================================================

    The accompanying notes are an integral part of the financial statements.

10


                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               FINANCIAL STATEMENTS
                               December 31, 2001
STATEMENT OF NET ASSETS (CONT'D)

                                                               NO. OF      VALUE
                                                             WARRANTS      (000)
--------------------------------------------------------------------------------
UNITED STATES (0.0%)

  Motient Corp.,
    expiring 4/01/08                                          2,800 (d,f)  $ --@

  SW Acquisition,
    expiring 4/1/11                                             220 (d,f)      6

  XM Satellite Radio Holdings, Inc.,
    expiring 3/15/10                                          1,550 (f)        5
--------------------------------------------------------------------------------
                                                                              11
================================================================================
 TOTAL WARRANTS
    (Cost $41)                                                                40
================================================================================

                                                               FACE
                                                             AMOUNT
                                                              (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS(1.7%)
================================================================================
UNITED STATES (1.7%)

BILL (0.2%)
  U.S. Treasury Bill,
    1/17/02                                                  $  100          100
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.5%)

  J.P. Morgan Securities Inc., 1.63%,
    dated 12/31/01, due 1/2/02                                  601 (g)      601
================================================================================
TOTAL SHORT-TERM INVESTMENTS
  (Cost $701)                                                                701
================================================================================
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (0.3%)
================================================================================
  Euro
  (Cost $104)                                              EUR  118          104
================================================================================
                                                                           VALUE
                                                                           (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
  (Cost $53,199)                                                         $40,067
================================================================================
                                                             AMOUNT
                                                              (000)
--------------------------------------------------------------------------------
OTHER ASSETS

  Interest Receivable                                        $1,017
  Receivable for Investments Sold                               424
  Net Unrealized Gain on Foreign
    Currency Contracts                                           10
  Other                                                           3        1,454
================================================================================
LIABILITIES

  Payable For:
    Reverse Repurchase
      Agreements                                             (9,264)
    Dividends Declared                                         (838)
    Securities Sold Short, at
      Value (Proceeds $420)                                    (427)
    Bank Overdraft                                             (201)
    Directors' Fees and Expenses                                (45)
    Professional Fees                                           (28)
    Investment Advisory Fees                                    (25)
    Shareholder Reporting
      Expenses                                                  (17)
    Administrative Fees                                         (16)
    Custodian Fees                                              (14)
    Daily Variation on Futures
      Contracts                                                  (4)
  Other Liabilities                                             (32)    $(10,911)
==================================================================================
NET ASSETS

  Applicable to 4,187,905, issued and
    outstanding $ 0.01 par value shares
    (100,000,000 shares authorized)                                     $ 30,610
==================================================================================
NET ASSET VALUE PER SHARE                                               $   7.31
==================================================================================
AT DECEMBER 31, 2001, NET ASSETS CONSISTED OF:

  Common Stock                                                          $     42
  Paid-in Capital                                                         58,286
  Distributions in Excess of Net Investment Income                          (136)
  Accumulated Net Realized Loss                                          (14,476)
  Unrealized Depreciation on Investments,
    Foreign Currency Translation, Futures, and
    Securities Sold Short                                                (13,106)
==================================================================================
TOTAL NET ASSETS                                                        $ 30,610
==================================================================================

    The accompanying notes are an integral part of the financial statements.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               FINANCIAL STATEMENTS
                               December 31, 2001
STATEMENT OF NET ASSETS (CONT'D)

(a) -- Step Bond - coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2001.
       Maturity date disclosed is the ultimate maturity.
(b) -- Variable/floating rate security - rate disclosed is as of December 31, 2001.
(c) -- Security is in default.
(d) -- 144A Security - certain conditions for public sale may exist.
(e) -- Denotes all or a portion of securities subject to repurchase under Reverse Repurchase Agreements as of December 31,
       2001 - see Note A-4 to financial statements.
(f) -- Non-income producing.
(g) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@  --  Value is less than $500.
ADR --American Depositary Receipt
PIK --Payment-in-Kind.  Income may be paid in additional
      securities or cash at the discretion of the issuer.
EUR --European Economic and Monetary Union currency Euro
GBP --Great British Pound

================================================================================
FUTURES CONTRACTS:
  The Fund had the following futures contracts open at period end:

                                                                             NET
                        NUMBER          NOTIONAL                      UNREALIZED
                            OF             VALUE      EXPIRATION            GAIN
                     CONTRACTS             (000)            DATE           (000)
--------------------------------------------------------------------------------
Long:
5 Year U.S
Treasury
  Note                       9        $      952       Mar-02                $ 9

  Short:
10 Year U.S
Treasury
  Note                      15        $    1,577       Mar-02                 12
--------------------------------------------------------------------------------
                                                                            $ 21
================================================================================

                                                        FACE
                                                      AMOUNT               VALUE
                                                       (000)               (000)
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT
================================================================================
MEXICAN BOND
  United Mexican States,
    8.625%, 3/12/08
  (Total Proceeds $420)                                  400               $ 427
================================================================================

================================================================================
FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:
  The Fund had the following foreign currency exchange contracts open at period end:

CURRENCY                                IN                      NET
      TO                          EXCHANGE               UNREALIZED
 DELIVER   VALUE    SETTLEMENT         FOR     VALUE           GAIN
   (000)   (000)          DATE       (000)     (000)          (000)
================================================================================
EUR 135  $   120       1/31/02         122  $    122           $  2
EUR 650      579       1/31/02         585       585              6
EUR 240      214       2/14/02         214       214            --@
EUR  50       44       2/28/02          44        44            --@
GBP  40       58       2/11/02          58        58            --@
GBP 480      697       2/11/02         699       699              2
--------------------------------------------------------------------------------
         $ 1,712                            $ 1,722            $ 10
================================================================================

    The accompanying notes are an integral part of the financial statements.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               FINANCIAL STATEMENTS
                               December 31, 2001
STATEMENT OF NET ASSETS (CONT'D)

           SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY
              CLASSIFICATION -- DECEMBER 31, 2001

                                                     PERCENT
                                                    OF TOTAL
                                        VALUE        INVEST-
INDUSTRY                                (000)          MENTS
-------------------------------------------------------------
Sovereign & Emerging Markets         $ 14,831           37.0%
Asset Backed Securities                   501            1.2
Banks                                     186            0.5
Cable                                   3,072            7.7
Chemicals                               1,084            2.7
Electric Utilities                        448            1.1
Energy                                  2,140            5.3
Financial                                 671            1.7
Food & Tobacco                            441            1.1
Forest Products                           901            2.2
Gaming                                  1,122            2.8
Health Care                             1,686            4.2
Hotels & Lodging                          303            0.8
Housing                                 1,212            3.0
Manufacturing                             160            0.4
Media                                   2,087            5.2
Metals                                    601            1.5
Services                                  939            2.3
Telecommunications                      2,750            6.9
Transportation                            783            2.0
Utilities                                 677            1.7
Wireless                                2,665            6.7
Other                                     807            2.0
-------------------------------------------------------------
                                     $ 40,067          100.0%
=============================================================

    The accompanying notes are an integral part of the financial statements.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               FINANCIAL STATEMENTS

                                                                      YEAR ENDED
                                                               DECEMBER 31, 2001
STATEMENT OF OPERATIONS                                                    (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest (net of $8 of foreign taxes withheld)                         $ 5,181
  Dividends                                                                   52
================================================================================
    TOTAL INCOME                                                           5,233
================================================================================
EXPENSES
  Interest Expense on Borrowings                                             515
  Investment Advisory Fees                                                   345
  Administrative Fees                                                        134
  Professional Fees                                                           92
  Shareholder Reporting Expenses                                              61
  Custodian Fees                                                              24
  Transfer Agent Fees                                                         20
  Country Tax Expense                                                          9
  Directors' Fees and Expenses                                                 7
  Other Expenses                                                              44
================================================================================
    TOTAL EXPENSES                                                        (1,251)
================================================================================
      NET INVESTMENT INCOME                                                3,982
================================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments                                                             (1,281)
  Foreign Currency Transactions                                             (373)
  Futures Contracts                                                           46
================================================================================
    NET REALIZED LOSS                                                     (1,608)
================================================================================
CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
  Investments                                                             (5,655)
  Foreign Currency Translations                                              165
  Futures Contracts                                                           12
================================================================================
    CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION                        (5,478)
================================================================================
NET REALIZED LOSS AND CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION      (7,086)
================================================================================
  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ (3,104)
================================================================================

                                                                                        YEAR ENDED           YEAR ENDED
                                                                                 DECEMBER 31, 2001    DECEMBER 31, 2000
STATEMENT OF CHANGES IN NET ASSETS                                                           (000)                (000)
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income                                                                  $  3,982             $   4,983
  Net Realized Gain (Loss)                                                                 (1,608)                2,547
  Change in Unrealized Appreciation/Depreciation                                           (5,478)               (9,288)
=======================================================================================================================
    NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   (3,104)               (1,758)
=======================================================================================================================
Distributions:
  Net Investment Income                                                                    (3,963)               (4,744)
  In Excess of Net Investment Income                                                         (136)                   --
=======================================================================================================================
    TOTAL DISTRIBUTIONS                                                                    (4,099)               (4,744)
=======================================================================================================================
Capital Share Transactions:
  Reinvestment of Distributions (7,201 shares in 2001)                                        151                    --
=======================================================================================================================
  TOTAL DECREASE                                                                           (7,052)               (6,502)
=======================================================================================================================
Net Assets:
  Beginning of Period                                                                      37,662                44,164
=======================================================================================================================
  END OF PERIOD (INCLUDING (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME)/           $ 30,610             $  37,662
    UNDISTRIBUTED NET INVESTMENT INCOME OF $(136) AND $374, RESPECTIVELY)
=======================================================================================================================

    The accompanying notes are an integral part of the financial statements.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               FINANCIAL STATEMENTS

                                                                                                    YEAR ENDED
                                                                                             DECEMBER 31, 2001
STATEMENT OF CASH FLOWS                                                                                  (000)
---------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Proceeds from Sales and Maturities of Investments                                                  $  52,070
  Proceeds from Short Sales                                                                                420
  Purchases of Investments                                                                             (52,273)
  Purchases of Foreign Currency                                                                            (70)
  Net Decrease in Short-Term Investments                                                                   470
  Net Realized Loss on Foreign Currency Transactions                                                      (373)
  Net Realized Gain on Futures Contracts                                                                    46
  Net Investment Income                                                                                  3,982
  ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
    Net Decrease in Receivables Related to Operations                                                      188
    Net Decrease in Payables Related to Operations                                                        (122)
    Accretion/Amortization of Discounts and Premiums                                                    (1,291)
---------------------------------------------------------------------------------------------------------------
  Net Cash Provided by Operating Activities                                                              3,047
---------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Cash Received for Reverse Repurchase Agreements                                                        1,323
  Cash Distributions Paid                                                                               (4,593)
  Cash Received from Bank                                                                                  201
---------------------------------------------------------------------------------------------------------------
  Net Cash Used for Financing Activities                                                                (3,069)
---------------------------------------------------------------------------------------------------------------
  Net Decrease in Cash                                                                                     (22)
CASH AT BEGINNING OF PERIOD                                                                                 22
---------------------------------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                                                                $      --
===============================================================================================================

    The accompanying notes are an integral part of the financial statements.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               FINANCIAL STATEMENTS

SELECTED PER SHARE DATA AND RATIOS

                                                                                 YEAR ENDED DECEMBER 31,
                                                      ---------------------------------------------------------------------
                                                           2001           2000           1999           1998          1997
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    9.01      $   10.56      $    9.64      $   13.74      $  14.86
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                      0.95           1.19           1.15           1.23          1.29
Net Realized and Unrealized Gain (Loss) on
  Investments                                             (1.67)         (1.61)          0.82          (4.09)         1.19
---------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      (0.72)         (0.42)          1.97          (2.86)         2.48
---------------------------------------------------------------------------------------------------------------------------
Distributions:
  Net Investment Income                                   (0.95)         (1.13)         (1.05)         (1.18)        (1.29)
  In Excess of Net Investment Income                      (0.03)            --             --             --         (0.01)
  Net Realized Gain                                          --             --             --             --         (2.25)
  In Excess of Net Realized Gains                            --             --                         (0.06)        (0.05)
---------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                   (0.98)         (1.13)         (1.05)         (1.24)        (3.60)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $    7.31      $    9.01      $   10.56      $    9.64      $  13.74
===========================================================================================================================
PER SHARE  MARKET  VALUE, END OF PERIOD               $    7.06      $    7.75      $    8.38      $    8.31      $  13.13
===========================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                             3.51 %          5.05%         12.88%        (29.20)%       13.93%
  Net Asset Value (1)                                     (7.82)%        (3.14)%        22.73%        (21.57)%       17.38%
===========================================================================================================================
RATIOS, SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (THOUSANDS)                 $  30,610      $  37,662      $  44,164      $  40,294      $ 57,069
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                    3.61%          3.03%          2.60%          2.59%         1.86%
Ratio of Expenses Excluding Interest Expense
  to Average Net Assets                                    2.12%          1.91%          2.08%          2.03%         1.75%
Ratio of Net Investment Income to Average Net
  Assets                                                  11.49%         11.53%         11.53%         10.13%         8.15%
Portfolio Turnover Rate                                     122%           163%           125%           266%          333%
---------------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

    The accompanying notes are an integral part of the financial statements.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               December 31, 2001

NOTES TO FINANCIAL STATEMENTS

     Morgan Stanley Global Opportunity Bond Fund, Inc. (the "Fund") was incorporated in Maryland on March 31, 1994, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary objective is to produce high current income and as a secondary objective to seek capital appreciation through investments primarily in high yield bonds.

A. ACCOUNTING POLICIES:    The following significant accounting policies are in
conformity with generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: In valuing the Fund's assets, all listed securities for which market quotations are readily available are valued at the last sale price on the valuation date, or if there was no sale on such date, at the mean between the current bid and asked prices or the bid price if only bid quotations are available. Securities which are traded over-the-counter are valued at the mean of the current bid and asked prices obtained from reputable brokers. Securities may be valued by independent pricing services. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term securities which mature in 60 days or less are valued at amortized cost. All other securities and assets for which market values are not readily available (including investments which are subject to limitations as to their sale, if any) are valued at fair value as determined in good faith under procedures approved by the Board of Directors.

2. TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for U.S. Federal income taxes is required in the financial statements.

     The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income earned or repatriated. The Fund accrues such taxes when the related income is earned.

3. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

4. REVERSE REPURCHASE AGREEMENTS: The Fund may enter into reverse repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund's liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Statement of Net Assets.

     At December 31, 2001, the Fund had reverse repurchase agreements outstanding with Salomon Brothers and Lehman Brothers as follows:

                                                 MATURITY IN
                                                   LESS THAN
                                                    365 DAYS
------------------------------------------------------------
     Value of Securities Subject to Repurchase   $ 9,116,000
     Liability Under Reverse Repurchase
       Agreement                                 $ 9,264,000
     Interest Rate                                      4.53%

     The average weekly balance of reverse repurchase agreements outstanding during the year ended December 31, 2001, was approximately $9,619,000 at a weighted average interest rate of 3.97%.

5. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               December 31, 2001

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

     - investments, other assets and liabilities - at the prevailing rates of exchange on the valuation date;

     - investment transactions and investment income - at the prevailing rates of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund may utilize and their associated risks:

6. PURCHASED OPTIONS: The Fund may purchase call and put options on listed securities or securities traded over the counter. The Fund may purchase call options on securities to protect against an increase in the price of the underlying security. The Fund may purchase put options on securities to protect against a decline in the value of the underlying security. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of options relating to the securities purchased or sold by the Portfolio and from the possible lack of a liquid secondary market for an option. Possible losses from purchased options cannot exceed the total amount invested. Realized gains or losses on purchased options are included with net gain (loss) on investment securities sold in the financial statements.

7. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

8. LOAN AGREEMENTS: The Fund may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders") deemed to be creditworthy by the investment adviser. The Fund's investments in Loans may be in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans ("Assignments") from third parties. The Fund's investment in Participations typically results in the Fund having a contractual

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               December 31, 2001

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     relationship with only the Lender and not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the Participation and any intermediaries between the Lender and the Fund. When the Fund purchases Assignments from Lenders it acquires direct rights against the borrower on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

9. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: The Fund may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. Additionally, the Fund may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, it either establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Fund's commitments to purchase such securities or denotes such assets as segregated on the Fund's records. Purchasing securities on a forward commitment or when-issued or delayed-delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

10. SECURITIES SOLD SHORT: The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Fund is obligated to replace the borrowed securities at their market price at the time of replacement. The Fund may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Fund's obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid, high grade debt obligations. In addition, the Fund will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

11. WRITTEN OPTIONS: The Fund may write covered call options in an attempt to increase the Fund's total return. The Fund will receive premiums that are recorded as liabilities and subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. By writing a covered call option, the Fund forgoes in exchange for the premium the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase.

12. SWAP AGREEMENTS: The Fund may enter into swap agreements to exchange the return generated by one security, instrument or basket of instruments for the return generated by another security, instrument or basket of instruments. The following summarizes swaps which may be entered into by the Fund:

     INTEREST RATE SWAPS: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

     TOTAL RETURN SWAPS: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds or falls short of the offsetting interest

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               December 31, 2001

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

     Realized gains or losses on maturity or termination of interest rate and total return swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received and/or favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the date of default.

     Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Net Assets.

13. STRUCTURED SECURITIES: The Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the Structured Security. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

14. FUTURES: The Fund may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash, government or other liquid securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

     The Fund may use futures contracts in order to manage its exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contract involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

15. OVER-THE-COUNTER TRADING: Securities and other derivative instruments that may be purchased or sold by the Fund are expected to regularly consist of instruments not traded on an exchange. The risk of nonperformance by the obligor on such an instrument may be greater, and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange-traded instrument. In addition, significant disparities may exist between bid and asked prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions.

During the year ended December 31, 2001, the Fund's investments in the derivative instruments described above included foreign currency exchange contracts, securities sold short, structured securities, futures and over-the-counter trading.

16. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis and discounts and premiums on investments purchased are accreted or amortized in accordance with the effective yield method over their respective lives, except where collection is in doubt. Distributions to shareholders are recorded on the ex-dividend date.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               December 31, 2001

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

     Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

     Permanent book and tax basis differences may result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

     Adjustments for permanent book-tax differences, if any, are not reflected in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

B. ADVISER: Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Dean Witter Investment Management Inc.) provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.00% of the Fund's average weekly net assets.

C. ADMINISTRATOR: JPMorgan Chase Bank, through its corporate affiliate J.P. Morgan Investor Services Company (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. Under the Administration Agreement, the Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.08% of the Fund's average weekly net assets, plus $100,000 per annum. In addition, the Fund is charged certain out-of-pocket expenses by the Administrator.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund. Custody fees are payable monthly based on assets held in custody, investment purchase and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. OTHER: For the year ended December 31, 2001, the Fund made purchases and sales totaling $52,103,000 and $52,222,000 respectively, of investments other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities. At December 31, 2001, the U.S. Federal income tax cost basis of investments (excluding foreign currency) was $53,656,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $13,238,000 of which $1,942,000 related to appreciated securities and $15,180,000 related to depreciated securities. At December 31, 2001, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $13,803,000 to offset against future capital gains of which $10,810,000 will expire on December 31, 2006, $1,956,000 will expire on December 31, 2007, and $1,037,000 will expire on December 31, 2009. To the extent that capital gains are offset, such gains will not be distributed to shareholders. Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2001, the Fund deferred to January 1, 2002, for U.S. Federal income tax purposes, post-October capital losses of $491,000.

A significant portion of the Fund's net assets consist of securities of issuers located in emerging markets or which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than U.S. securities. In addition, emerging market securities may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

A significant portion of the Fund's total investments consist of U.S. high yield securities rated below investment grade. Investments in high yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities.

Emerging market and high yield investments are often traded by one market maker who may also be utilized by the Fund to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the Statement of Net Assets and the differences could be material.

Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Plan"). Under the Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in the Fund's shares or invested in U.S. Treasury Bills, as defined under the Plan. At December 31, 2001, the deferred fees payable, under the Plan, totaled $45,000 and are included in Payable for Directors' Fees and Expenses on the Statement of Net Assets.

On December 14, 2001, the Board of Directors declared a distribution of $0.20 per share, derived from net investment income, payable

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               December 31, 2001

NOTES TO FINANCIAL STATEMENTS (CONT'D)

on January 11, 2002, to shareholders of record on December 24, 2001.

F. SUPPLEMENTAL PROXY INFORMATION (UNAUDITED):

The Annual Meeting of the Stockholders of the Fund was held on June 14, 2001. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

1. To elect the following Directors:

                                      VOTES IN         VOTES
                                      FAVOR OF         AGAINST
--------------------------------------------------------------
Joseph J. Kearns                      3,937,412        74,707
Michael Nugent                        3,937,412        74,707
C. Oscar Morong, Jr.                  3,937,412        74,707
Vincent R. McLean                     3,937,412        74,707
Thomas P. Gerrity                     3,937,412        74,707

--------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended December 31, 2001, the percentage of dividends, as reported on Form 1099-DIV, that qualify for the 70% dividend paid deduction for corporate shareholders was 1%.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               December 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

We have audited the accompanying statement of net assets of Morgan Stanley Global Opportunity Bond Fund, Inc. (the "Fund") as of December 31, 2001, and the related statements of operations and cash flows for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 1999 were audited by other auditors whose report, dated February 18, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Opportunity Bond Fund, Inc. at December 31, 2001, the results of its operations and its cash flows for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 11, 2002

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               OVERVIEW

DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

Independent Directors:

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                          TERM OF                                     IN
                                          OFFICE AND                                  FUND
                              POSITION(S) LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS OF      HELD WITH   TIME        PRINCIPAL OCCUPATION(S)         OVERSEEN BY    OTHER DIRECTORSHIPS HELD BY
DIRECTOR                      REGISTRANT  SERVED*     DURING PAST 5 YEARS             DIRECTOR**     DIRECTOR
------------------------      ----------  ----------  -----------------------         -----------    ---------------------------
John D. Barrett II (66)       Director    Director    Chairman and Director of        78             Director of the Ashforth
565 Fifth Avenue                          since       Barrett Associates, Inc.                       Company (real estate).
New York, NY 10017                        2000        (investment counseling).

Thomas P. Gerrity (60)        Director    Director    Professor of Management,        78             Director, ICG Commerce, Inc.;
219 Grays Lane                            since       formerly Dean, Wharton School                  Sunoco; Fannie Mae; Reliance
Haverford, PA 19041                       2001        of Business, University of                     Group Holdings, Inc., CVS
                                                      Pennsylvania; formerly                         Corporation and Knight-Ridder,
                                                      Director, IKON Office                          Inc.
                                                      Solutions, Inc.,
                                                      Fiserv, Digital Equipment
                                                      Corporation, Investor Force
                                                      Holdings, Inc. and Union
                                                      Carbide Corporation.

Gerard E. Jones (65)          Director    Director    Of Counsel, Shipman &           78             Director of Tractor Supply
Shipman & Goodwin, LLP                    since       Goodwin, LLP (law firm).                       Company, Tiffany Foundation,
43 Arch Street                            2000                                                       and Fairfiel County Foundation.
Greenwich, CT 06830

Joseph J. Kearns (59)         Director    Director    Investment consultant;          78             Director, Electro Rent
6287 Via Escondido                        since       formerly CFO of The J. Paul                    Corporation and The Ford
Malibu, CA 90265                          2001        Getty Trust.                                   Family Foundation.

Vincent R. McLean (70)        Director    Director    Formerly Executive Vice         78             Director, Banner Life Insurance
702 Shackamaxon Drive                     since       President, Chief Financial                     Co.; William Penn Life
Westfield, NJ 07090                       2001        Officer, Director and Member                   Insurance
                                                      of the Executive Committee of                  Company of New York.
                                                      Sperry Corporation (now part
                                                      of Unisys Corporation).

C. Oscar Morong, Jr. (66)     Director    Director    Managing Director, Morong       78             Trustee and Chairman of the
1385 Outlook Drive West                   since       Capital Management; formerly                   mutual funds in the Smith
Mountainside, NJ 07092                    2001        Senior Vice President and                      Barney/CitiFunds fund complex;
                                                      Investment Manager for CREF,                   Director, Ministers and
                                                      TIAA-CREF Investment                           Missionaries Benefit Board of
                                                      Management, Inc. (investment                   American Baptist Churches.
                                                      management); formerly
                                                      Director, The Indonesia Fund
                                                      (mutual fund).
William G. Morton, Jr. (64)   Director    Director    Chairman Emeritus and former    78             Director of Radio Shack
100 Franklin Street                       since       Chief Executive Officer of                     Corporation (electronics).
Boston, MA 02110                          1994        Boston Stock Exchange.

Michael Nugent (65)           Director    Director    General Partner, Triumph        207            Director of various business
c/o Triumph Capital, L.P.                 since       Capital, L.P. (private                         organizations; Chairman of the
237 Park Avenue                           2001        investment partnership);                       Insurance Committee and
New York, NY10017                                     formerly, Vice President,                      Director or Trustee of the
                                                      Bankers Trust Company and BT                   retail families of funds
                                                      Capital Corporation.                           advised by Morgan Stanley
                                                                                                     Investment Advisors Inc.

Fergus Reid (69)              Director    Director    Chairman and Chief Executive    78             Trustee and Director of
85 CharlesColman Blvd.                    since       Officer of Lumelite Plastics                   approximately 30 investment
Pawling, NY 12564                          2000       Corporation.                                   companies in the JPMorgan
                                                                                                     Funds complex managed by
                                                                                                     JPMorgan Investment
                                                                                                     Management Inc.

24

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               OVERVIEW

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Interested Directors:

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                          TERM OF                                     IN
                                          OFFICE AND                                  FUND
                              POSITION(S) LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS OF      HELD WITH   TIME        PRINCIPAL OCCUPATION(S)         OVERSEEN BY    OTHER DIRECTORSHIPS HELD BY
DIRECTOR                      REGISTRANT  SERVED*     DURING PAST 5 YEARS             DIRECTOR**     DIRECTOR
------------------------      ----------  ----------  -----------------------         -----------    ---------------------------
Barton M. Biggs (69)          Chairman    Chairman    Chairman, Director and          78             Member of the Yale
1221 Avenue of the            and         and         Managing Director of Morgan                    Development Board
Americas,                     Director    Director    Stanley Investment Management
New York NY 10020                         since 1995  Inc. and Chairman and
                                                      Director of Morgan Stanley
                                                      Investment Management
                                                      Limited; Managing Director of
                                                      Morgan Stanley & Co.
                                                      Incorporated; Director and
                                                      Chairman of the Board of
                                                      various U.S. registered
                                                      companies managed by Morgan
                                                      Stanley Investment Management
                                                      Inc.

Ronald E. Robison (63)        President   President   Chief Global Operations         78
1221 Avenue of the            and         since       Officer and Managing Director
Americas                      Director    2001 and    of Morgan Stanley Investment
New York, NY 10020                        Director    Management, Inc.; Director
                                          since 2001  and President of various U.S.
                                                      registered investment
                                                      companies managed by Morgan
                                                      Stanley Investment Management
                                                      Inc.; Previously, Managing
                                                      Director and Chief Operating
                                                      Officer of TCW Investment
                                                      Management Company.

----------
* Each Director serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all funds advised by Morgan Stanley Investment
   Management Inc. and any funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

                               OVERVIEW

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Officers:


                                          POSITION(S)    TERM OF OFFICE
NAME, AGE AND ADDRESS OF EXECUTIVE        HELD WITH      AND LENGTH OF
OFFICER                                   REGISTRANT     TIME SERVED*     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------------        ------------   --------------   ---------------------------------------------------------
Ronald E. Robison (63)                    President      President        Chief Global Operations Officer and Managing Director of
Morgan Stanley Investment Management Inc. and Director   since 2001       Morgan Stanley Investment Management Inc.; Director and
1221 Avenue of the Americas                              and Director     President of various U.S. registered investment companies
New York, NY 10020                                       since 2001       managed by Morgan Stanley Investment Management Inc.;
                                                                          Previously, Managing Director and Chief Operating Officer
                                                                          of TCW Investment Management Company.

Stefanie V. Chang (35)                    Vice           Vice             Executive Director of Morgan Stanley & Co. Incorporated
Morgan Stanley Investment Management Inc. President      President        and Morgan Stanley Investment Management Inc.; formerly,
1221 Avenue of the Americas                              since 1997       practiced law with New York law firm of Rogers & Wells
New York, NY 1002                                                         (now Clifford Chance Rogers & Wells LLP); Vice President
                                                                          of certain funds in the Fund Complex.

Lorraine Truten (40)                      Vice           Vice             Executive Director of Morgan Stanley Investment Management
Morgan Stanley Investment Management Inc. President      President        Inc.; Head of Global Client Services, Morgan Stanley
1221 Avenue of the Americas                              since 2001       Investment Management Inc.; President, Morgan Stanley Fund
New York, NY 10020                                                        Distribution, Inc. formerly, President of Morgan Stanley
                                                                          Institutional Fund Trust; Vice President of certain funds
                                                                          in the Fund Complex.

Mary E. Mullin (34)                       Secretary      Secretary        Vice President of Morgan Stanley & Co., Inc. and Morgan
Morgan Stanley Investment Management Inc.                since 1999       Stanley Investment Management, Inc.; formerly, practiced
1221 Avenue of the Americas                                               law with New York firms of McDermott, Will & Emery and
New York, NY 10020                                                        Skadden,Arps,Slate, Meagher & Flom LLP; Secretary of
                                                                          certain funds in the Fund Complex.

James A. Gallo (37)                       Treasurer      Treasurer        Executive Director of Morgan Stanley Investment Management
Morgan Stanley Investment Management Inc.                since 2001       Inc.; Treasurer of certain funds in the Fund Complex;
1221 Avenue of the Americas                                               formerly, Director of Fund Accounting at PFPC, Inc.
New York, NY 10020

Belinda A. Brady (34)                     Assistant      Assistant        Fund Administration Senior Manager, J.P. Morgan Investor
J.P. MorganInvestor Services Co.          Treasurer      Treasurer        Services Co. (formerly Chase Global Funds Services
73 Tremont Street Boston, MA 02108-3913                  since 2001       Company); and Assistant Treasurer of all Portfolios of the
                                                                          Fund. Formerly Senior Auditor at Price Waterhouse LLP (now
                                                                          PricewaterhouseCoopers LLP).

----------
* Each Officer serves an indefinite term, until his or her successor is elected.

                               MORGAN STANLEY GLOBAL OPPORTUNITY BOND FUND, INC.

DIVIDEND REINVESTMENT
AND CASH PURCHASE PLAN

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each shareholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the shareholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

Dividend and capital gain distributions will be reinvested on the reinvestment date. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although shareholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

In the case of shareholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder as representing the total amount registered in the shareholder's name and held for the account of beneficial owners who are participating in the Plan.

Shareholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and shareholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley Global Opportunity Bond Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
40 Wall Street
New York, NY 10005
1-800-278-4353